Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 2,282	$ 1,973
Additions based on tax positions related to the current year	485	309
Ending balance	$ 2,767	$ 2,282